Stock Warrants	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Stock Warrants

11.	STOCK WARRANTS

The Company has the following warrants as of December 31, 2018 and 2017:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding at December 31, 2016	1,230,351	$1.50	2.62	$-
Granted	665,410	2.85	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2017	1,895,761	$1.95	2.79	$-
Granted	386,675	5.10	-	-
Forfeited	(56,486)	1.05	-	-
Exercised	(1,285,538)	1.80	-	-
Outstanding at December 31, 2018, all vested	940,412	$3.60	2.32	$1,806,000

The following were stock warrant transactions during the year ended December 31, 2018:

During the year ended December 31, 2018, 1,285,538 warrants were exercised resulting in the issuance of 1,074,921 shares of Common Stock. The Company received cash of $22,000 upon the exercise of the warrants.

During the year ended December 31, 2018, the Company granted warrants to note holders to purchase a total of 66,667 shares of Common Stock. The warrants are exercisable at an average price of $2.10 per share and will expire in January 2023. Warrants exercisable for an aggregate of 33,333 shares of Common Stock were accounted for as a derivative liability.

On February 21, 2018, the Company granted warrants exercisable for 133,333 shares of Common Stock as part of the exercise of its put option with Kodiak. The exercise price of the warrants is $3.75 per share and the warrants expire on February 20, 2023.

On August 8, 2018, the Company granted warrants exercisable for 163,113 shares of Common Stock in connection with the extension of the maturity date of a secured note payable. See Note 5, Notes Payable-Related Parties, to these audited consolidated financial statements.

On December 4, 2018, the Company granted warrants exercisable for 23,562 shares of Common Stock in connection with the extension of the maturity date of a secured note payable. See Note 5, Notes Payable-Related Parties, to these audited condensed consolidated financial statements.

The following were stock warrant transactions during the year ended December 31, 2017:

On April 1, 2017, the Company granted warrants to a consultant to purchase 25,000 shares of Common Stock at an exercise price of $1.80 per share. The warrants expire on March 31, 2019 and were fully vested on the grant date. The total share-based compensation expense recognized relating to these warrants for the year ended December 31, 2017 amounted to $27,000.

On May 22, 2017, the Company issued warrants to purchase 6,667 shares of Common Stock as part of an equity offering. The exercise price is $6.00 per share, the warrants expire on May 21, 2019, and were fully vested on grant date.

In May and August 2017, the Company entered into extension agreements with Mr. Cutaia to extend the maturity date of certain secured notes. In consideration for Mr. Cutaia’s agreement to extend the maturity dates, the Company granted Mr. Cutaia warrants to purchase up to 205,623 shares of Common Stock, exercisable at $2.25 per share and $5.40 per share, with expiration dates starting in May 2020.

In August 2017, the Company entered into extension agreement with a noteholder to extend the maturity date of note payable. In consideration, the Company granted the note holder warrants to purchase up to 87,787 shares of Common Stock, exercisable at $2.25 per share, with expirations dates starting in August 2020.

From June 2017 through December 2017, the Company issued warrants to note holders to purchase up to 322,000 shares of Common Stock. The warrants are exercisable at an average price of $2.25 per share and will expire starting in June 2020 through December 2022. A total of 80,000 shares of Common Stock were accounted as a derivative liability.

On September 16, 2017, the Company issued warrants to purchase up to 18,333 shares of Common Stock in exchange for full settlement and release of a disputed, unasserted claim. The exercise price was $1.20 per share and expired on March 15, 2018. The warrants were fully vested on grant the date with a fair value of $10,000 which was recorded as part of loss on debt extinguishment.

The total expense recognized relating to the vesting of these stock warrants for the year ended December 31, 2017 amounted to $27,000.